Note 33 - Principal subsidiaries (Details Textual)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			50.00%
Tubular Technical Services and Pipe Coaters [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			40.00%
Tubulars Finishing Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			49.00%
Amaja Tubular Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			49.00%
Tenaris Baogang Baotou Steel Pipes Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			60.00%
Tenaris Supply Chain S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	98.40%
Tubular Services Angola Lda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%		49.00%
Global Pipe Company [Member] | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		57.30%
SIDERCA SOCIEDAD ANONIMA INDUSTRIAL Y COMERCIAL and subsidiaries [member] | NKKTUBES [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
EXIROS B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percent of company voting capital		50.00%	50.00%